Other financial assets - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Long-term restricted funds having specific destination to investment projects	$ 328,283	$ 138,688
Colombian pesos
Other financial assets
Average rate of return on investments	4.30%	2.23%
US Dollar
Other financial assets
Average rate of return on investments	13.11%	0.10%